UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Growth Stock Fund

Investor Class (PRGFX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Investor Class	$75	0.65%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,604	10,180	10,384	10,095
2015	10,712	10,194	10,396	10,123
2015	10,208	9,455	9,846	9,471
2015	11,085	10,048	10,567	10,138
2016	10,491	10,145	10,645	10,275
2016	10,418	10,412	10,711	10,527
2016	11,234	10,870	11,201	10,933
2016	11,242	11,327	11,314	11,351
2017	12,494	11,978	12,322	12,039
2017	13,435	12,339	12,898	12,411
2017	14,166	12,903	13,659	12,967
2017	15,023	13,721	14,733	13,829
2018	15,598	13,633	14,941	13,724
2018	16,514	14,163	15,801	14,195
2018	17,318	15,172	17,251	15,290
2018	14,869	13,002	14,510	13,223
2019	17,233	14,828	16,846	15,027
2019	17,886	15,435	17,628	15,674
2019	17,675	15,614	17,890	15,940
2019	19,452	17,035	19,790	17,386
2020	16,601	13,475	17,000	13,979
2020	21,205	16,443	21,732	16,850
2020	23,782	17,957	24,604	18,355
2020	26,635	20,593	27,408	20,585
2021	27,314	21,900	27,666	21,856
2021	30,781	23,705	30,968	23,724
2021	30,523	23,681	31,326	23,863
2021	31,970	25,877	34,971	26,494
2022	27,162	24,512	31,809	25,276
2022	20,255	20,418	25,154	21,206
2022	19,579	19,506	24,249	20,170
2022	19,136	20,907	24,782	21,696
2023	22,224	22,408	28,342	23,322
2023	25,296	24,288	31,972	25,361
2023	24,823	23,497	30,972	24,531
2023	27,800	26,334	35,358	27,399
2024	31,187	28,973	39,394	30,291
2024	33,505	29,904	42,677	31,589
2024	34,131	31,767	44,038	33,448
2024	36,027	32,604	47,152	34,254

202501-4140694, 202502-4108568

F40-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Investor Class)	29.59%	13.12%	13.67%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$51,593,522
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$149,334
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	49.3%
Consumer Discretionary	16.1
Communication Services	15.5
Health Care	9.0
Financials	6.4
Industrials & Business Services	2.1
Materials	0.9
Miscellaneous	0.1
Utilities	0.1
Other	0.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.9%
Apple	11.8
NVIDIA	11.0
Amazon.com	8.6
Alphabet	6.5
Meta Platforms	4.9
Eli Lilly	2.8
Visa	2.6
Tesla	2.4
Mastercard	2.1

How has the fund changed?

This is a summary of certain material changes to Growth Stock Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Investor Class (PRGFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Growth Stock Fund

Advisor Class (TRSAX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Advisor Class	$104	0.91%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,597	10,180	10,384	10,095
2015	10,699	10,194	10,396	10,123
2015	10,187	9,455	9,846	9,471
2015	11,058	10,048	10,567	10,138
2016	10,458	10,145	10,645	10,275
2016	10,380	10,412	10,711	10,527
2016	11,186	10,870	11,201	10,933
2016	11,185	11,327	11,314	11,351
2017	12,424	11,978	12,322	12,039
2017	13,352	12,339	12,898	12,411
2017	14,069	12,903	13,659	12,967
2017	14,911	13,721	14,733	13,829
2018	15,471	13,633	14,941	13,724
2018	16,369	14,163	15,801	14,195
2018	17,153	15,172	17,251	15,290
2018	14,721	13,002	14,510	13,223
2019	17,049	14,828	16,846	15,027
2019	17,683	15,435	17,628	15,674
2019	17,464	15,614	17,890	15,940
2019	19,201	17,035	19,790	17,386
2020	16,379	13,475	17,000	13,979
2020	20,904	16,443	21,732	16,850
2020	23,428	17,957	24,604	18,355
2020	26,218	20,593	27,408	20,585
2021	26,869	21,900	27,666	21,856
2021	30,259	23,705	30,968	23,724
2021	29,986	23,681	31,326	23,863
2021	31,385	25,877	34,971	26,494
2022	26,647	24,512	31,809	25,276
2022	19,859	20,418	25,154	21,206
2022	19,184	19,506	24,249	20,170
2022	18,739	20,907	24,782	21,696
2023	21,749	22,408	28,342	23,322
2023	24,740	24,288	31,972	25,361
2023	24,262	23,497	30,972	24,531
2023	27,149	26,334	35,358	27,399
2024	30,440	28,973	39,394	30,291
2024	32,682	29,904	42,677	31,589
2024	33,268	31,767	44,038	33,448
2024	35,095	32,604	47,152	34,254

202501-4140694, 202502-4108568

F240-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (Advisor Class)	29.27%	12.82%	13.38%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$51,593,522
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$149,334
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	49.3%
Consumer Discretionary	16.1
Communication Services	15.5
Health Care	9.0
Financials	6.4
Industrials & Business Services	2.1
Materials	0.9
Miscellaneous	0.1
Utilities	0.1
Other	0.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.9%
Apple	11.8
NVIDIA	11.0
Amazon.com	8.6
Alphabet	6.5
Meta Platforms	4.9
Eli Lilly	2.8
Visa	2.6
Tesla	2.4
Mastercard	2.1

How has the fund changed?

This is a summary of certain material changes to Growth Stock Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Advisor Class (TRSAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Growth Stock Fund

R Class (RRGSX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - R Class	$133	1.16%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,590	10,180	10,384	10,095
2015	10,684	10,194	10,396	10,123
2015	10,167	9,455	9,846	9,471
2015	11,030	10,048	10,567	10,138
2016	10,425	10,145	10,645	10,275
2016	10,339	10,412	10,711	10,527
2016	11,138	10,870	11,201	10,933
2016	11,129	11,327	11,314	11,351
2017	12,353	11,978	12,322	12,039
2017	13,268	12,339	12,898	12,411
2017	13,972	12,903	13,659	12,967
2017	14,798	13,721	14,733	13,829
2018	15,345	13,633	14,941	13,724
2018	16,226	14,163	15,801	14,195
2018	16,991	15,172	17,251	15,290
2018	14,570	13,002	14,510	13,223
2019	16,864	14,828	16,846	15,027
2019	17,482	15,435	17,628	15,674
2019	17,252	15,614	17,890	15,940
2019	18,958	17,035	19,790	17,386
2020	16,162	13,475	17,000	13,979
2020	20,612	16,443	21,732	16,850
2020	23,088	17,957	24,604	18,355
2020	25,822	20,593	27,408	20,585
2021	26,443	21,900	27,666	21,856
2021	29,762	23,705	30,968	23,724
2021	29,474	23,681	31,326	23,863
2021	30,828	25,877	34,971	26,494
2022	26,157	24,512	31,809	25,276
2022	19,480	20,418	25,154	21,206
2022	18,811	19,506	24,249	20,170
2022	18,360	20,907	24,782	21,696
2023	21,297	22,408	28,342	23,322
2023	24,208	24,288	31,972	25,361
2023	23,722	23,497	30,972	24,531
2023	26,534	26,334	35,358	27,399
2024	29,730	28,973	39,394	30,291
2024	31,899	29,904	42,677	31,589
2024	32,450	31,767	44,038	33,448
2024	34,211	32,604	47,152	34,254

202501-4140694, 202502-4108568

F440-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Growth Stock Fund (R Class)	28.93%	12.53%	13.09%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$51,593,522
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$149,334
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	49.3%
Consumer Discretionary	16.1
Communication Services	15.5
Health Care	9.0
Financials	6.4
Industrials & Business Services	2.1
Materials	0.9
Miscellaneous	0.1
Utilities	0.1
Other	0.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.9%
Apple	11.8
NVIDIA	11.0
Amazon.com	8.6
Alphabet	6.5
Meta Platforms	4.9
Eli Lilly	2.8
Visa	2.6
Tesla	2.4
Mastercard	2.1

How has the fund changed?

This is a summary of certain material changes to Growth Stock Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

R Class (RRGSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Growth Stock Fund

I Class (PRUFX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - I Class	$60	0.52%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
8/28/15	500,000	500,000	500,000	500,000
9/30/15	475,350	481,606	482,054	483,593
12/31/15	516,491	511,802	517,327	517,650
3/31/16	488,978	516,758	521,165	524,627
6/30/16	485,804	530,351	524,367	537,508
9/30/16	524,091	553,674	548,388	558,213
12/31/16	524,637	576,980	553,936	579,561
3/31/17	583,226	610,118	603,284	614,718
6/30/17	627,438	628,516	631,459	633,701
9/30/17	661,803	657,248	668,709	662,093
12/31/17	702,185	698,900	721,293	706,088
3/31/18	729,287	694,395	731,502	700,728
6/30/18	772,403	721,399	773,610	724,790
9/30/18	810,144	772,791	844,554	780,677
12/31/18	695,937	662,265	710,375	675,131
3/31/19	806,751	755,270	824,755	767,272
6/30/19	837,682	786,199	863,021	800,294
9/30/19	828,062	795,339	875,859	813,886
12/31/19	911,547	867,693	968,878	887,705
3/31/20	778,274	686,348	832,272	713,733
6/30/20	994,268	837,534	1,063,962	860,357
9/30/20	1,115,493	914,650	1,204,588	937,182
12/31/20	1,249,649	1,048,935	1,341,828	1,051,032
3/31/21	1,281,863	1,115,510	1,354,469	1,115,933
6/30/21	1,444,995	1,207,426	1,516,119	1,211,332
9/30/21	1,433,398	1,206,198	1,533,650	1,218,383
12/31/21	1,501,838	1,318,104	1,712,126	1,352,735
3/31/22	1,276,436	1,248,528	1,557,330	1,290,529
6/30/22	952,172	1,040,009	1,231,492	1,082,740
9/30/22	920,819	993,577	1,187,201	1,029,874
12/31/22	900,330	1,064,936	1,213,266	1,107,743
3/31/23	1,045,912	1,141,402	1,387,558	1,190,792
6/30/23	1,190,764	1,237,129	1,565,307	1,294,892
9/30/23	1,168,883	1,196,875	1,516,309	1,252,505
12/31/23	1,309,414	1,341,360	1,731,066	1,398,942
3/31/24	1,469,378	1,475,756	1,928,658	1,546,614
6/30/24	1,579,137	1,523,216	2,089,406	1,612,867
9/30/24	1,609,140	1,618,099	2,156,041	1,707,810
12/31/24	1,699,084	1,660,708	2,308,484	1,748,954

202501-4140694, 202502-4108568

F540-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Growth Stock Fund (I Class)	29.76%	13.26%	13.99%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	17.79
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$51,593,522
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$149,334
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	49.3%
Consumer Discretionary	16.1
Communication Services	15.5
Health Care	9.0
Financials	6.4
Industrials & Business Services	2.1
Materials	0.9
Miscellaneous	0.1
Utilities	0.1
Other	0.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.9%
Apple	11.8
NVIDIA	11.0
Amazon.com	8.6
Alphabet	6.5
Meta Platforms	4.9
Eli Lilly	2.8
Visa	2.6
Tesla	2.4
Mastercard	2.1

How has the fund changed?

This is a summary of certain material changes to Growth Stock Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

I Class (PRUFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Growth Stock Fund

Z Class (TRJZX)

This annual shareholder report contains important information about Growth Stock Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Apple also added value as investors appreciated the stabilization in its iPhone segment and the prospect of new AI features driving users to upgrade devices more frequently.

  Conversely, the leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The fund seeks to provide long-term capital growth through investments in the common stocks of well-established growth companies with leading market positions, seasoned management, and strong financial positions and with the potential for above-average growth and profitability. Information technology, consumer discretionary, and other traditional growth sectors remain areas of focus.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/16/20	10,000	10,000	10,000	10,000
3/31/20	11,142	10,865	11,006	10,839
6/30/20	14,253	13,259	14,070	13,066
9/30/20	16,011	14,480	15,929	14,233
12/31/20	17,959	16,606	17,744	15,962
3/31/21	18,445	17,659	17,911	16,947
6/30/21	20,820	19,115	20,049	18,396
9/30/21	20,679	19,095	20,281	18,503
12/31/21	21,693	20,867	22,641	20,544
3/31/22	18,462	19,765	20,594	19,599
6/30/22	13,790	16,464	16,285	16,443
9/30/22	13,353	15,729	15,699	15,640
12/31/22	13,072	16,859	16,044	16,823
3/31/23	15,206	18,069	18,349	18,084
6/30/23	17,336	19,585	20,699	19,665
9/30/23	17,041	18,948	20,051	19,021
12/31/23	19,114	21,235	22,891	21,245
3/31/24	21,478	23,362	25,504	23,488
6/30/24	23,112	24,114	27,630	24,494
9/30/24	23,582	25,616	28,511	25,936
12/31/24	24,933	26,290	30,527	26,561

202501-4140694, 202502-4108568

F1253-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Growth Stock Fund (Z Class)	30.45%	20.99%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 1000 Growth Index (Strategy Benchmark)	33.36	26.21
S&P 500 Index (Previous Benchmark)	25.02	22.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$51,593,522
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$149,334
  Portfolio Turnover Rate38.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	49.3%
Consumer Discretionary	16.1
Communication Services	15.5
Health Care	9.0
Financials	6.4
Industrials & Business Services	2.1
Materials	0.9
Miscellaneous	0.1
Utilities	0.1
Other	0.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	11.9%
Apple	11.8
NVIDIA	11.0
Amazon.com	8.6
Alphabet	6.5
Meta Platforms	4.9
Eli Lilly	2.8
Visa	2.6
Tesla	2.4
Mastercard	2.1

How has the fund changed?

This is a summary of certain material changes to Growth Stock Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Growth Stock Fund

Z Class (TRJZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,083
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGFX Growth Stock Fund
TRSAX Growth Stock Fund–
.
Advisor Class
RRGSX Growth Stock Fund–
.
R Class
PRUFX Growth Stock Fund–
.
I Class
TRJZX Growth Stock Fund–
.
Z Class

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 86.59 $ 61.61 $ 106.32 $ 96.94 $ 73.35
Investment activities
Net investment loss
(1)(2)
(0.19) (0.10) (0.21) (0.34) (0.14)
Net realized and unrealized
gain/loss 26.05 27.97 (42.31) 19.65 27.13
Total from investment
activities 25.86 27.87 (42.52) 19.31 26.99
Distributions
Net realized gain (6.99) (2.89) (2.19) (9.93) (3.40)
NET ASSET VALUE
End of period $ 105.46 $ 86.59 $ 61.61 $ 106.32 $ 96.94
Ratios/Supplemental Data
Total return
(2)(3)
29.59% 45.27% (40.14)% 20.03% 36.93%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.65% 0.65% 0.67% 0.63% 0.64%
Net expenses after
waivers/payments by Price
Associates 0.65% 0.65% 0.67% 0.63% 0.64%
Net investment loss (0.19)% (0.13)% (0.27)% (0.31)% (0.17)%
Portfolio turnover rate 38.2% 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in
millions) $12,553 $11,966 $10,958 $27,065 $26,587
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 83.42 $ 59.59 $ 103.20 $ 94.36 $ 71.50
Investment activities
Net investment loss
(1)(2)
(0.44) (0.28) (0.38) (0.63) (0.37)
Net realized and unrealized
gain/loss 25.09 27.00 (41.04) 19.12 26.41
Total from investment
activities 24.65 26.72 (41.42) 18.49 26.04
Distributions
Net realized gain (6.99) (2.89) (2.19) (9.65) (3.18)
NET ASSET VALUE
End of period $ 101.08 $ 83.42 $ 59.59 $ 103.20 $ 94.36
Ratios/Supplemental Data
Total return
(2)(3)
29.27% 44.88% (40.29)% 19.71% 36.55%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.91% 0.91% 0.92% 0.91% 0.92%
Net expenses after
waivers/payments by Price
Associates 0.91% 0.91% 0.92% 0.91% 0.92%
Net investment loss (0.46)% (0.38)% (0.52)% (0.60)% (0.46)%
Portfolio turnover rate 38.2% 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in
millions) $1,382 $1,337 $1,547 $3,008 $2,954
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 79.03 $ 56.70 $ 98.61 $ 90.58 $ 68.76
Investment activities
Net investment loss
(1)(2)
(0.65) (0.46) (0.55) (0.86) (0.55)
Net realized and unrealized
gain/loss 23.75 25.68 (39.17) 18.32 25.36
Total from investment
activities 23.10 25.22 (39.72) 17.46 24.81
Distributions
Net realized gain (6.99) (2.89) (2.19) (9.43) (2.99)
NET ASSET VALUE
End of period $ 95.14 $ 79.03 $ 56.70 $ 98.61 $ 90.58
Ratios/Supplemental Data
Total return
(2)(3)
28.93% 44.52% (40.44)% 19.39% 36.21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.16% 1.17% 1.18% 1.17% 1.17%
Net expenses after
waivers/payments by Price
Associates 1.16% 1.17% 1.18% 1.17% 1.17%
Net investment loss (0.71)% (0.65)% (0.77)% (0.85)% (0.72)%
Portfolio turnover rate 38.2% 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in
millions) $697 $659 $561 $1,051 $1,016
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 86.85 $ 61.72 $ 106.34 $ 96.98 $ 73.39
Investment activities
Net investment income
(loss)
(1)(2)
(0.07) —
(3)
(0.08) (0.22) (0.04)
Net realized and unrealized
gain/loss 26.15 28.02 (42.35) 19.68 27.16
Total from investment
activities 26.08 28.02 (42.43) 19.46 27.12
Distributions
Net realized gain (6.99) (2.89) (2.19) (10.10) (3.53)
NET ASSET VALUE
End of period $ 105.94 $ 86.85 $ 61.72 $ 106.34 $ 96.98
Ratios/Supplemental Data
Total return
(2)(4)
29.76% 45.44% (40.05)% 20.18% 37.09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.52% 0.53% 0.53% 0.51% 0.52%
Net expenses after
waivers/payments by Price
Associates 0.52% 0.53% 0.53% 0.51% 0.52%
Net investment loss (0.07)% (0.00)% (0.11)% (0.20)% (0.05)%
Portfolio turnover rate 38.2% 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in
millions) $15,548 $13,355 $12,188 $18,105 $14,963
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Growth Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 87.48 $ 62.05 $ 106.34 $ 96.93 $ 56.20
Investment activities
Net investment income
(2)(3)
0.46 0.40 0.32 0.34 0.28
Net realized and unrealized
gain/loss 26.41 28.25 (42.42) 19.69 44.34
Total from investment
activities 26.87 28.65 (42.10) 20.03 44.62
Distributions
Net investment income (0.22) (0.33) — — —
Net realized gain (6.99) (2.89) (2.19) (10.62) (3.89)
Total distributions (7.21) (3.22) (2.19) (10.62) (3.89)
NET ASSET VALUE
End of period $ 107.14 $ 87.48 $ 62.05 $ 106.34 $ 96.93
Ratios/Supplemental Data
Total return
(3)(4)
30.45% 46.22% (39.74)% 20.79% 79.59%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.51% 0.52% 0.51% 0.51% 0.51%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.45% 0.52% 0.41% 0.31% 0.41%
(5)
Portfolio turnover rate 38.2% 28.9% 25.9% 22.7% 33.0%
Net assets, end of period (in
millions) $21,413 $19,640 $16,696 $24,833 $23,218
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Growth Stock Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.6%
COMMUNICATION SERVICES  14.4%
Entertainment  2.6%
Netflix (1) 1,112,761 991,826
Spotify Technology (1) 830,630 371,607
1,363,433
Interactive Media & Services  11.8%
Alphabet, Class A  17,441,539 3,301,683
Alphabet, Class C  196,997 37,516
Meta Platforms, Class A  4,335,103 2,538,246
Pinterest, Class A (1) 7,134,160 206,891
6,084,336
Total Communication Services 7,447,769
CONSUMER DISCRETIONARY  16.1%
Automobiles  3.0%
Ferrari  704,100 299,130
Tesla (1) 3,054,749 1,233,630
1,532,760
Broadline Retail  9.6%
Amazon.com (1) 20,239,041 4,440,243
Coupang (1) 15,457,268 339,751
MercadoLibre (1) 98,426 167,368
4,947,362
Diversified Consumer Services  0.2%
Duolingo (1) 322,748 104,645
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $44,697 (INR) (1)(2)(3) 28,035 —
104,645
Hotels, Restaurants & Leisure  2.2%
Booking Holdings  59,248 294,369
Chipotle Mexican Grill (1) 9,165,728 552,693
Starbucks  3,030,801 276,561
1,123,623
Specialty Retail  0.2%
Floor & Decor Holdings, Class A (1)(4) 813,334 81,089
81,089

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  0.9%
Lululemon Athletica (1) 1,224,244 468,163
468,163
Total Consumer Discretionary 8,257,642
FINANCIALS  6.4%
Capital Markets  0.6%
Charles Schwab  4,185,061 309,736
309,736
Financial Services  5.5%
Fiserv (1) 1,923,760 395,179
Mastercard, Class A  2,076,690 1,093,523
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)
(2)(3) 1,489,660 40,980
Visa, Class A  4,208,195 1,329,958
2,859,640
Insurance  0.3%
Chubb  515,097 142,321
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $23,406 (1)(2)(3)(5) 23,405,772 23,172
165,493
Total Financials 3,334,869
HEALTH CARE  8.7%
Biotechnology  1.2%
Argenx, ADR (1) 660,963 406,492
Natera (1) 1,162,676 184,052
590,544
Health Care Equipment & Supplies  2.0%
IDEXX Laboratories (1) 138,022 57,064
Intuitive Surgical (1) 1,503,858 784,954
Stryker  548,167 197,367
1,039,385
Health Care Providers & Services  1.3%
Cigna Group  800,125 220,946
UnitedHealth Group  862,351 436,229
657,175
Life Sciences Tools & Services  1.4%
Danaher  1,969,053 451,996
Thermo Fisher Scientific  487,810 253,774
705,770

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  2.8%
Eli Lilly  1,851,718 1,429,526
1,429,526
Total Health Care 4,422,400
INDUSTRIALS & BUSINESS SERVICES  2.1%
Aerospace & Defense  0.7%
Boeing (1) 2,158,419 382,040
382,040
Electrical Equipment  0.4%
Rockwell Automation  781,985 223,484
223,484
Ground Transportation  0.3%
Old Dominion Freight Line  966,994 170,578
170,578
Industrial Conglomerates  0.7%
Roper Technologies  661,203 343,726
343,726
Total Industrials & Business Services 1,119,828
INFORMATION TECHNOLOGY  48.4%
Communications Equipment  0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(2)(3) 219,911 —
—
Electronic Equipment, Instruments & Components  1.8%
Amphenol, Class A  5,446,252 378,242
Keysight Technologies (1) 968,680 155,599
Teledyne Technologies (1) 862,474 400,300
934,141
IT Services  1.6%
Shopify, Class A (1) 5,754,667 611,894
Snowflake, Class A (1) 1,410,000 217,718
829,612
Semiconductors & Semiconductor Equipment  13.3%
Advanced Micro Devices (1) 657,205 79,384
ASML Holding  365,814 253,538
Broadcom  2,533,300 587,320
NVIDIA  42,208,862 5,668,228
Taiwan Semiconductor Manufacturing, ADR  1,281,632 253,110
6,841,580

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  19.9%
AppLovin, Class A (1) 1,353,202 438,207
Atlassian, Class A (1) 1,051,705 255,964
Autodesk (1) 1,097,918 324,512
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(2)(3) 35,624 47,147
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 16,541
Dynatrace (1) 3,997,192 217,247
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(2)(3) 252,548 160,901
HubSpot (1) 472,362 329,128
Intuit  929,414 584,137
Microsoft  14,512,544 6,117,037
Salesforce  684,304 228,783
ServiceNow (1) 1,017,523 1,078,697
Synopsys (1) 990,908 480,947
10,279,248
Technology Hardware, Storage & Peripherals  11.8%
Apple  24,361,223 6,100,538
6,100,538
Total Information Technology 24,985,119
MATERIALS  0.5%
Chemicals  0.5%
Linde  651,409 272,725
Total Materials 272,725
Total Common Stocks (Cost $15,927,397) 49,840,352
CONVERTIBLE PREFERRED STOCKS  2.6%
COMMUNICATION SERVICES  1.1%
Interactive Media & Services  1.1%
ByteDance, Series E, Acquisition Date: 7/8/19,
Cost $107,809 (1)(2)(3) 2,187,317 591,844
Total Communication Services 591,844
CONSUMER DISCRETIONARY  0.0%
Diversified Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(2)(3) 38,994 —
Total Consumer Discretionary —

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.9%
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $16,159 (1)(2)(3) 259,577 16,159
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $30,306 (1)(2)(3) 377,744 30,306
46,465
Software  0.8%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)
(2)(3) 1,408 1,863
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)
(2)(3) 584 773
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(2)
(3) 58 77
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(2)(3) 243,443 49,149
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $113,591 (1)(2)(3) 1,545,458 142,955
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $27,036 (1)(2)(3) 292,276 27,036
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $77,826 (1)(2)(3) 415,548 24,243
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 4,605
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 2,619
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 49,371
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)
(2)(3) 1,628,640 11,628
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 29,168
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)
(2)(3) 640,558 51,437
394,924
Total Information Technology 441,389
MATERIALS  0.4%
Chemicals  0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 91,195
Redwood Materials, Series D, Acquisition Date: 6/17/22 -
6/2/23, Cost $50,290 (1)(2)(3) 1,065,590 63,157
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)
(2)(3) 1,320,595 25,823

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $40,466 (1)(2)(3) 2,464,915 40,466
Total Materials 220,641
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $50,022 (1)(2)(3) 588,819 50,022
Total Miscellaneous 50,022
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $48,323 (1)(2)(3) 1,998,146 48,323
Total Utilities 48,323
Total Convertible Preferred Stocks (Cost $1,320,173) 1,352,219
PREFERRED STOCKS  0.3%
HEALTH CARE  0.3%
Life Sciences Tools & Services  0.3%
Sartorius (EUR)  658,719 146,390
Total Health Care 146,390
Total Preferred Stocks (Cost $240,974) 146,390
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 483,232,204 483,232
Total Short-Term Investments (Cost $483,232) 483,232

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 3,014,722 3,015
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,015
Total Securities Lending Collateral (Cost $3,015) 3,015
Total Investments in Securities
100.4% of Net Assets
(Cost $17,974,791) $ 51,825,208
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,640,960 and represents 3.2% of net assets.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ (234) $ —
T. Rowe Price Government Reserve Fund,
4.53% — — 7,994++
Totals $ —# $ (234) $ 7,994+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Gallop Holdings - Ascot Group  $ — $ 23,406 $ — $ 23,172
T. Rowe Price Government
Reserve Fund, 4.53% 966,961  ¤  ¤ 486,247
Total $ 509,419^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $7,994 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $509,653.

T. ROWE PRICE Growth Stock Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,974,791) $ 51,825,208
Receivable for investment securities sold 54,785
Due from affiliates 8,935
Receivable for shares sold 8,803
Dividends receivable 3,245
Cash 1
Other assets 3,083
Total assets 51,904,060
Liabilities
Payable for shares redeemed 282,062
Investment management fees payable 22,951
Obligation to return securities lending collateral 3,015
Payable to directors 39
Other liabilities 2,471
Total liabilities 310,538
NET ASSETS $ 51,593,522

T. ROWE PRICE Growth Stock Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 33,880,141
Paid-in capital applicable to 486,644,576 shares of $1.00
par value capital stock outstanding; 3,000,000,000 shares
authorized 17,713,381
NET ASSETS $ 51,593,522
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,553,127; Shares outstanding:
119,027,396) $ 105.46
Advisor Class
(Net assets: $1,382,158; Shares outstanding: 13,674,493) $ 101.08
R Class
(Net assets: $697,205; Shares outstanding: 7,328,504) $ 95.14
I Class
(Net assets: $15,548,060; Shares outstanding:
146,758,743) $ 105.94
Z Class
(Net assets: $21,412,972; Shares outstanding:
199,855,440) $ 107.14

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,142) $ 228,982
Securities lending 62
Other 110
Total income 229,154
Expenses
Investment management 256,067
Shareholder servicing
Investor Class $ 16,964
Advisor Class 2,131
R Class 1,071
I Class 1,413 21,579
Rule 12b-1 fees
Advisor Class 3,465
R Class 3,509 6,974
Prospectus and shareholder reports
Investor Class 199
Advisor Class 11
R Class 5
I Class 168
Z Class 3 386
Custody and accounting 1,012
Directors 165
Registration 157
Legal and audit 111
Miscellaneous 172
Waived / paid by Price Associates (106,733)
Total expenses 179,890
Net investment income 49,264

T. ROWE PRICE Growth Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 6,244,432
Futures (1,218)
Foreign currency transactions (727)
Net realized gain 6,242,487
Change in net unrealized gain / loss
Securities 6,861,270
Other assets and liabilities denominated in foreign currencies (42)
Change in net unrealized gain / loss 6,861,228
Net realized and unrealized gain / loss 13,103,715
INCREASE IN NET ASSETS FROM OPERATIONS $ 13,152,979

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 49,264 $ 76,440
Net realized gain 6,242,487 5,993,499
Change in net unrealized gain / loss 6,861,228 11,371,281
Increase in net assets from operations 13,152,979 17,441,220
Distributions to shareholders
Net earnings
Investor Class (804,840) (393,126)
Advisor Class (92,379) (46,064)
R Class (48,996) (23,406)
I Class (981,885) (436,617)
Z Class (1,375,339) (704,534)
Decrease in net assets from distributions (3,303,439) (1,603,747)
Capital share transactions
*
Shares sold
Investor Class 1,113,022 1,060,243
Advisor Class 72,105 125,753
R Class 53,651 68,747
I Class 1,817,216 1,390,909
Z Class 1,178,098 1,315,348
Distributions reinvested
Investor Class 772,248 370,969
Advisor Class 91,581 45,663
R Class 48,996 23,406
I Class 851,296 386,229
Z Class 1,375,339 704,534
Shares redeemed
Investor Class (3,737,479) (4,427,458)
Advisor Class (381,424) (883,707)
R Class (192,254) (203,621)
I Class (3,301,814) (5,076,967)
Z Class (4,973,808) (5,730,657)
Decrease in net assets from capital share
transactions (5,213,227) (10,830,609)

T. ROWE PRICE Growth Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 4,636,313 5,006,864
Beginning of period 46,957,209 41,950,345
End of period $ 51,593,522 $ 46,957,209
*Share information (000s)
Shares sold
Investor Class 10,859 13,910
Advisor Class 748 1,691
R Class 590 983
I Class 17,873 18,191
Z Class 12,063 17,681
Distributions reinvested
Investor Class 7,073 4,319
Advisor Class 875 552
R Class 498 299
I Class 7,762 4,484
Z Class 12,403 8,122
Shares redeemed
Investor Class (37,102) (57,884)
Advisor Class (3,972) (12,187)
R Class (2,092) (2,844)
I Class (32,658) (66,364)
Z Class (49,124) (70,348)
Decrease in shares outstanding (54,204) (139,395)

T. ROWE PRICE Growth Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-
end management investment company. The fund seeks long-term capital growth through investments in stocks.The fund has five classes of shares: the
Growth Stock Fund (Investor Class), the Growth Stock Fund–Advisor Class
(Advisor Class), the Growth Stock Fund–R Class (R Class), the Growth
Stock Fund–I Class (I Class) and the Growth Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Growth Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified

T. ROWE PRICE Growth Stock Fund

from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $2,192,706,000 of net gain on
$2,853,354,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Growth Stock Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Growth Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Growth Stock Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $163,375,000 for the year ended December 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 49,551,611 $ — $ 288,741 $ 49,840,352
Convertible Preferred Stocks — — 1,352,219 1,352,219
Preferred Stocks — 146,390 — 146,390
Short-Term Investments 483,232 — — 483,232
Securities Lending Collateral 3,015 — — 3,015
Total $ 50,037,858 $ 146,390 $ 1,640,960 $ 51,825,208
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 282,421 $ 46,753 $ 23,406 $ (63,839) $ 288,741
Convertible Preferred Stocks 1,021,958 117,950 212,311 — 1,352,219
Total $ 1,304,379 $ 164,703 $ 235,717 $ (63,839) $ 1,640,960

T. ROWE PRICE Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 288,741 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
illiquidity
-# -# -#
Discount for
origination
fees
1% 1% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.9x
- 11.9x
6.6x Increase
Sales growth
rate
(5%)
- 29%
4% Increase
Enterprise
value to gross
profit multiple
6.6x
- 14.7x
8.5x Increase
Gross profit
growth rate
(5%)
- 29%
4% Increase
Premium
to public
company
multiples
1%
- 84%
41% Increase
Discount for
illiquidity
-# -# -#
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,352,219 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainty
96% 96% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
- 11.9x
4.0x Increase
Projected
enterprise
value to sales
multiple
2.8x
- 4.4x
3.1x Increase
Sales growth
rate
17%
- 136%
34% Increase
Enterprise
value to gross
profit multiple
6.6x
- 14.7x
10.7x Increase
Gross profit
growth rate
16%
- 29%
19% Increase
Enterprise
value to gross
merchandise
value multiple
0.7x
- 0.8x
0.8x Increase
Gross
merchandise
value growth
rate
8% 8% Increase
Enterprise
value to
EBITDA
multiple
13.6x
- 18.5x
16.1x Increase
EBITDA
growth rate
84% 84% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities Value (000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
35.9x 35.9x Increase
Enterprise
value to EBIT
multiple
10.2x
- 14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Premium
to public
company
multiples
25% 25% Increase
Discount for
illiquidity
-# -# -#
Discount rate
for cost of
capital
25%
- 45%
31% Decrease
Discount for
uncertainty
10%
- 75%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Growth Stock Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (1,218)
Total $ (1,218)

T. ROWE PRICE Growth Stock Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market; or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Growth Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $2,926,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $3,015,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $18,972,143,000 and
$24,688,382,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Growth Stock Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 42,541 $ 72,777
Long-term capital gain 3,260,898 1,530,970
Total distributions $ 3,303,439 $ 1,603,747
($000s)
Cost of investments $ 18,027,614
Unrealized appreciation $ 34,818,288
Unrealized depreciation (1,020,741)
Net unrealized appreciation (depreciation) $ 33,797,547
($000s)
Undistributed ordinary income $ 2,114
Undistributed long-term capital gain 80,480
Net unrealized appreciation (depreciation) 33,797,547
Total distributable earnings (loss) $ 33,880,141

T. ROWE PRICE Growth Stock Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.25% of the fund’s average daily net assets up to $15 billion and 0.2125% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s

T. ROWE PRICE Growth Stock Fund

group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Growth Stock Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for Price Associates; $4,545,000 for T. Rowe Price
Services, Inc.; and $2,110,000 for T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.86% 1.11% 1.36% 0.05% 0.00%
Expense
limitation date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(106,733)

T. ROWE PRICE Growth Stock Fund

All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes

T. ROWE PRICE Growth Stock Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Growth Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Growth
Stock Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Growth Stock Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Growth Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Growth Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $4,364,201,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $212,973,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $191,983,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F40-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025